Schedule of Other Unsecured Loans (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 6,336		$ 7,444
Unsecured Note with Seven Kings Holdings, Inc. [Member]
Short-Term Debt [Line Items]
Maturity Date		Demand	[1]	Demand	[2]
Interest Rate		9.50%	[3]	9.50%	[4]
Other unsecured loans				$ 500		$ 500
Unsecured Note with Seven Kings Holdings, Inc. [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 500		$ 500
Unsecured Line of Credit from Swanson [Member]
Short-Term Debt [Line Items]
Maturity Date		July 2022		July 2022
Interest Rate		10.00%	[3]	6.00%	[4]
Other unsecured loans				$ 159		315
Unsecured Line of Credit from Swanson [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans				$ 159
Unsecured Line of Credit from Bulider Finance [Member]
Short-Term Debt [Line Items]
Maturity Date				January 2023
Interest Rate	[4]			10.00%
Other unsecured loans				$ 750
Subordinated Promissory Note One [Member]
Short-Term Debt [Line Items]
Maturity Date		August 2022		December 2021
Interest Rate		11.00%	[3]	10.50%	[4]
Other unsecured loans						146
Subordinated Promissory Note One [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 200		$ 200
Subordinated Promissory Note Two [Member]
Short-Term Debt [Line Items]
Maturity Date		February 2023		April 2024
Interest Rate		10.00%	[3]	10.00%	[4]
Other unsecured loans				$ 100		100
Subordinated Promissory Note Two [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 600		$ 600
Subordinated Promissory Notes Three [Member]
Short-Term Debt [Line Items]
Maturity Date		June 2023		April 2021
Interest Rate		10.00%	[3]	10.00%	[4]
Other unsecured loans						174
Subordinated Promissory Notes Three [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 400		$ 400
Subordinated Promissory Note Four [Member]
Short-Term Debt [Line Items]
Maturity Date		March 2024		August 2022
Interest Rate		9.75%	[3]	11.00%	[4]
Other unsecured loans				$ 200		200
Subordinated Promissory Note Four [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 500
Subordinated Promissory Note Five [Member]
Short-Term Debt [Line Items]
Maturity Date		December 2022		March 2023
Interest Rate		5.00%	[3]	11.00%	[4]
Other unsecured loans						169
Subordinated Promissory Note Five [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 3		$ 3
Subordinated Promissory Note Six [Member]
Short-Term Debt [Line Items]
Maturity Date		December 2023		February 2023
Interest Rate		11.00%	[3]	10.00%	[4]
Other unsecured loans				$ 600
Subordinated Promissory Note Six [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 20		$ 20
Subordinated Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Maturity Date		February 2024		June 2023
Interest Rate		11.00%	[3]	10.00%	[4]
Other unsecured loans				$ 400
Subordinated Promissory Note Seven [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 20		$ 20
Subordinated Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Maturity Date		January 2025		February 2021
Interest Rate		10.00%	[3]	11.00%	[4]
Other unsecured loans						600
Subordinated Promissory Note Eight [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 15		$ 15
Subordinated Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Maturity Date		January 2026		Demand
Interest Rate		8.00%	[3]	5.00%	[4]
Other unsecured loans
Subordinated Promissory Note Nine [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 10
Subordinated Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Maturity Date		November 202		December 2022
Interest Rate		9.50%	[3]	5.00%	[4]
Other unsecured loans				$ 3		3
Subordinated Promissory Note Ten [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 200		$ 200
Subordinated Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Maturity Date		October 2024		December 2023
Interest Rate		10.00%	[3]	11.00%	[4]
Other unsecured loans				$ 20		20
Subordinated Promissory Note Eleven [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 700		$ 700
Subordinated Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Maturity Date		December 2024		February 2024
Interest Rate		10.00%	[3]	11.00%	[4]
Other unsecured loans				$ 20		20
Subordinated Promissory Note Twelve [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 100		$ 100
Subordinated Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Maturity Date		April 202		January 2025
Interest Rate		10.00%	[3]	10.00%	[4]
Other unsecured loans				$ 15
Subordinated Promissory Note Thirteen [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 202		$ 202
Subordinated Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Maturity Date		July 2023		November 2021
Interest Rate		8.00%	[3]	9.50%	[4]
Other unsecured loans						200
Subordinated Promissory Note Fourteen [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 100		$ 100
Subordinated Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Maturity Date		July 2024		November 2023
Interest Rate		5.00%	[3]	9.50%	[4]
Other unsecured loans				$ 200
Subordinated Promissory Note Fifteen [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans				$ 1,500
Subordinated Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Maturity Date		September 2023		October 2024
Interest Rate		7.00%	[3]	10.00%	[4]
Other unsecured loans				$ 700		700
Subordinated Promissory Note Sixteen [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 94		$ 94
Subordinated Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Maturity Date		October 2023		December 2024
Interest Rate		7.00%	[3]	10.00%	[4]
Other unsecured loans				$ 100		100
Subordinated Promissory Note Seventeen [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 100		$ 100
Subordinated Promissory Note Eighteen [Member]
Short-Term Debt [Line Items]
Maturity Date		December 2025		April 2025
Interest Rate		8.00%	[3]	10.00%	[4]
Other unsecured loans				$ 202
Subordinated Promissory Note Eighteen [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 180		$ 180
Subordinated Promissory Note Nineteen [Member]
Short-Term Debt [Line Items]
Maturity Date				July 2023
Interest Rate	[4]			8.00%
Other unsecured loans				$ 100
Subordinated Promissory Note Twenty [Member]
Short-Term Debt [Line Items]
Maturity Date				July 2024
Interest Rate	[4]			5.00%
Other unsecured loans				$ 1,500
Subordinated Promissory Note Twenty One [Member]
Short-Term Debt [Line Items]
Maturity Date				September 2023
Interest Rate	[4]			7.00%
Other unsecured loans				$ 94
Subordinated Promissory Note Twenty Two [Member]
Short-Term Debt [Line Items]
Maturity Date				October 2023
Interest Rate	[4]			7.00%
Other unsecured loans				$ 100
Subordinated Promissory Note Twenty Three [Member]
Short-Term Debt [Line Items]
Maturity Date				December 2025
Interest Rate	[4]			8.00%
Other unsecured loans				$ 180
Senior Subordinated Promissory Note [Member]
Short-Term Debt [Line Items]
Maturity Date		March 2026	[5]	March 2022	[6]
Interest Rate		10.00%	[3]	10.00%	[4]
Other unsecured loans				$ 334		352
Debt yield return percentage		10.00%
Senior Subordinated Promissory Note [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans				$ 334
Senior Subordinated Promissory Note One [Member]
Short-Term Debt [Line Items]
Maturity Date		March 2026	[5]	March 2022	[7]
Interest Rate		8.00%	[3]	1.00%	[4]
Other unsecured loans						728
Debt yield return percentage				11.00%
Senior Subordinated Promissory Note One [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 375
Junior Subordinated Promissory Note [Member]
Short-Term Debt [Line Items]
Maturity Date		October 2024	[8]	March 2022	[7]
Interest Rate		20.00%	[3]	22.50%	[4]
Other unsecured loans						417
Debt yield return percentage				11.00%
Junior Subordinated Promissory Note [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 447		$ 447
Senior Subordinated Promissory Note Two [Member]
Short-Term Debt [Line Items]
Maturity Date		October 2024	[8]	October 2024	[9]
Interest Rate		1.00%	[3]	1.00%	[4]
Other unsecured loans				$ 720		720
Debt yield return percentage				10.00%
Senior Subordinated Promissory Note Two [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 720		$ 720
Junior Subordinated Promissory Note One [Member]
Short-Term Debt [Line Items]
Maturity Date	[9]			October 2024
Interest Rate	[4]			20.00%
Other unsecured loans				$ 447		447
Debt yield return percentage				10.00%
Other Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans				$ 7,444		$ 5,911
Unsecured Lineof Creditfrom Builder Finance Inc [Member]
Short-Term Debt [Line Items]
Maturity Date		January 2023
Interest Rate	[3]	10.00%
Unsecured Lineof Creditfrom Builder Finance Inc [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 750		750
Subordinated Promissory Note [Member]
Short-Term Debt [Line Items]
Maturity Date		April 2024
Interest Rate	[3]	10.00%
Subordinated Promissory Note [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Other unsecured loans		$ 100		$ 100

[1]	Due six months after lender gives notice.
[2]	Due six months after lender gives notice.
[3]	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.
[4]	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.
[5]	Lender may require us to repay $
[6]	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.
[7]	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.
[8]	These notes were issued to the same holder and, when calculated together, yield a blended return of
[9]	These notes were issued to the same holder and, when calculated together, yield a blended rate of 10% per annum.